Notes to the Assets of the Balance Sheet - Additional Information (Detail) $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2020 EUR (€)	Jan. 31, 2020 EUR (€)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Nov. 16, 2020
Disclosure of assets of balance sheet [line items]
Net gain from disposal of available-for-sale financial assets				€ 6,100,000	€ 400,000	€ 100,000
Interest income from financial assets at amortized cost				€ 500,000	100,000	100,000
Non-interest bearing payment terms				between 30 and 180 days
Derivative financial instruments unrealized gross gain loss					400,000
Impairment recognized for other receivables				€ 0	0
Income tax receivables				400,000	100,000
Inventories				9,962,657	288,212
Goodwill				€ 1,619,233	3,676,233
Significant unobservable input parameters used in planning assumptions				A change in the pre-tax WACC of +/–1.0% would cause a € 0.1 million lower or € 0.1 million higher amount of equity.
Long-term restricted cash				€ 1,200,000	800,000
Carrying Amount				70,995,000	44,798,000	47,365,000
Other Receivables				2,159,000	1,613,000
Raw materials and supplies				5,300,000
Finished goods				4,700,000
Gain on reversal of Inventories					13,300,000
Cost of sales				9,174,146	12,085,198	1,796,629
Research and development expenses				141,426,832	108,431,600	106,397,017
Impairment on combination compounds				500,000	700,000
Depreciation and amortisation expense				4,730,000	3,458,000	3,750,000
Contractual commitments for acquisition of intangible assets				0
Milestone payments were Capitalized				32,500,000
Gain loss on fair value of investments				300,000
Deferred tax assets				132,806,097	0
Impairment loss	€ 11,700,000
Intangible assets depreciation and amortization expense				18,269,000	3,131,000	21,127,000
Licenses for Marketed Products [Member]
Disclosure of assets of balance sheet [line items]
Milestone payments were Capitalized				56,400,000
Adivo GmbH [Member]
Disclosure of assets of balance sheet [line items]
Fair value of investments				0	400,000
Adivo GmbH [Member] | Bottom of range [member]
Disclosure of assets of balance sheet [line items]
Fair value of investments				400,000
Vivoryon Therapeutics [Member]
Disclosure of assets of balance sheet [line items]
Fair value of investments				15,300,000	13,700,000
Gross carrying amount [member]
Disclosure of assets of balance sheet [line items]
Carrying Amount				123,258,000	110,888,000	110,325,000
Accumulated depreciation, amortisation and impairment [member]
Disclosure of assets of balance sheet [line items]
Carrying Amount				52,263,000	66,090,000	62,960,000
Intangible assets depreciation and amortization expense				2,240,000	1,492,000
Credit Cards [member]
Disclosure of assets of balance sheet [line items]
Collateral for credit cards				200,000	200,000
2010 Acquisition of Sloning BioTechnology GmbH [member]
Disclosure of assets of balance sheet [line items]
Goodwill				3,700,000
Lanthio entities [Member]
Disclosure of assets of balance sheet [line items]
Property Plant and equipment acquisition cost				400,000
Depreciation and amortisation expense				300,000
Intangible asset, acquisition cost				32,500,000
Intangible assets depreciation and amortization expense				32,100,000
Lanthio entities [Member] | Gross carrying amount [member]
Disclosure of assets of balance sheet [line items]
Carrying Amount				28,200,000
Lanthio entities [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of assets of balance sheet [line items]
Goodwill				3,700,000
Lanthio Pharma BV [Member] | NETHERLANDS
Disclosure of assets of balance sheet [line items]
Percentage of direct interest in acquisition							100.00%
Lanthiopep BV [member] | NETHERLANDS
Disclosure of assets of balance sheet [line items]
Percentage of indirect interest in acquisition							100.00%
Research and development [member]
Disclosure of assets of balance sheet [line items]
Other Receivables				1,200,000	300,000
Cost of sales					9,900,000
Research and development expenses					3,300,000
Goodwill [member]
Disclosure of assets of balance sheet [line items]
Carrying Amount				1,619,000	3,676,000	3,676,000
Goodwill [member] | Gross carrying amount [member]
Disclosure of assets of balance sheet [line items]
Carrying Amount				7,352,000	11,041,000	11,041,000
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of assets of balance sheet [line items]
Carrying Amount				5,733,000	7,365,000	€ 7,365,000
Intangible assets depreciation and amortization expense				€ 0	€ 0
Goodwill [member] | 2010 Acquisition of Sloning BioTechnology GmbH [member]
Disclosure of assets of balance sheet [line items]
Cash flow projection period				10 years
Beta factor				0.90%	1.20%
WACC before taxes				8.50%	9.40%
Perpetual growth rate				1.00%	1.00%
Impairment loss				€ 2,100,000
Buildings [member]
Disclosure of assets of balance sheet [line items]
Lease term		6 years 6 months	6 years 6 months
Cash outflow for leases		€ 5,000,000	$ 5.6